Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment
Summary of the components of premises and equipment

The components of premises and equipment are summarized as follows (in thousands).

	December 31,
	2013	2012
Land and premises	$121,211	$48,902
Furniture and equipment	107,644	66,182
	228,855	115,084
Less accumulated depreciation and amortization	(28,149)	(3,703)
	$200,706	$111,381